CASH AT BANK	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CASH AT BANK
NOTE 5 - CASH AT BANK

NOTE 5 - CASH AT BANK

As of September 30, 2021, the Company held cash in bank in the amount of $1,395,025 which consist of the following:

	September 30, 2021	December 31, 2020
Bank Deposits-China	$766,079	$4,593,943
Bank Deposits-Singapore	628,946	46,660
	$1,395,025	$4,640,603

NOTE 4 - CASH

As of December 31, 2020, the Company held cash in bank in the amount of $4,640,603 which consist of the following:

	December 31, 2020	December 31, 2019
Bank Deposits-China	$4,593,943	5,000,014
Bank Deposits-Singapore	46,660	1,591,114
	4,640,603	6,591,128